Transactions with related parties	3 Months Ended
Mar. 31, 2018
Transactions with related parties
Transactions with related parties

Note 11. Transactions with related parties

Transactions with related parties are described in Note 28 in SEK’s Annual Report for 2017. No material changes have taken place in relation to transactions with related parties compared to the descriptions in the Annual Report for 2017, except that SEK made short term liquidity investments in interest-bearing securities issued by the Riksbank during the first quarter of 2018.